Prepayment and Other Current and Non-Current Assets (Details) - Schedule of Prepayment and Other Current and Non-Current Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of prepayment and other current and non-current assets [Abstract]
Advances to vendors	$ 33,295	$ 15,272
Prepayment for outsourced production cost		36
Staff advance	98	14
Others	43	8
Subtotal	33,736	15,330
Less: allowance for doubtful accounts	(2,257)
Prepayment and other assets, net	31,179	15,330
Including:
Prepayment and other current assets, net	31,179	15,329
Prepayment and other non-current assets, net		$ 1